Consideration payables for acquisitions - Business Acquired (Details) - Luxoft USA Inc. - FOSS - USD ($) $ in Thousands			1 Months Ended
	Mar. 07, 2016	Mar. 20, 2013	Feb. 28, 2015	Feb. 28, 2014
Consideration payables for acquisitions
Payment for business acquired	$ 2,834	$ 850	$ 1,747	$ 2,376
Fair value of contingent cash consideration		$ 5,267
Class A ordinary shares
Consideration payables for acquisitions
Number of shares consideration		28,588
Fair value of share-based consideration		$ 538
Number of shares transferred	10,253
Number of shares placed in escrow	18,335
Maximum period over which shares are held in escrow	12 months